Off-Balance Sheet Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Off Balance Sheet Commitments [Abstract]
Summary of Off-Balance Sheet Commitments

The off-balance sheet commitments correspond to the lease of buildings in France and in the United States. They can be broken down as follows:

(in thousands of euros)	Lease commitments
As of December 31, 2018	Total	Less than one year	One to five years	More than five years
Leases in France	3,443	671	1,876	896
Leases in US	4,825	806	4,018	—
Total lease commitments	8,268	1,478	5,894	896